Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As an emerging growth company and small reporting company, the Company has a limited business scale and has not yet adopted a formal cybersecurity risk management plan or established formal processes for assessing cybersecurity risks. However, the Company recognizes the importance of managing risks related to cybersecurity threats and is committed to implementing and maintaining adequate information security programs as the Company develops to protect the Company’s systems and data.
The Company’s current approach to managing cybersecurity risks includes a series of practices applicable to all users of information technology systems and assets (including employees and contractors), including technology usage, policy implementation, training provision, and continuous monitoring to enhance security awareness and prevent security incidents.
Given that the Company’s projects are in the initial stage of development, the Company believes that the cybersecurity threats it faces are limited, mainly involving email communications and data storage. Financial transactions are conducted through well-known financial institutions, and accounting and employee information is stored by external accounting firms.
As of the date of this report, the Company has not experienced any cybersecurity threats or incidents that have had a material impact or could reasonably be expected to have a material impact on its business, operating results, or financial condition in the past three years. However, the Company cannot guarantee that no such incidents will occur in the future. For more information, please refer to the risk factor “The Company faces information systems and cybersecurity risks” on page 4 of this report.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, the Company has not experienced any cybersecurity threats or incidents that have had a material impact or could reasonably be expected to have a material impact on its business, operating results, or financial condition in the past three years.